Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments [Abstract]
Disclosure of detailed information about significant commitments related to the acquisition of royalties and streams [Table Text Block]
Company	Project (asset)	Installments	Triggering events

Aquila Resources Inc.	Back Forty project (gold stream)	US$5.0 million	Receipt of all material permits for the construction and operation of the project.
		US$25.0 million	Pro rata to drawdowns with construction finance facility.

Falco Resources Ltd.	Horne 5 project (silver stream)	$45.0 million	Receipt of all necessary material third-party approvals, licenses, rights of way, surface rights on the property and all material construction permits, positive construction decision, and raising a minimum of $100.0 million in non-debt financing.
		$60.0 million	Upon total projected capital expenditure having been demonstrated to be financed.
		$40.0 million (optional)	Payable with fourth installment, at sole election of Osisko, to increase the silver stream to 100% of payable silver (from 90%).

Metals Acquisition Corp. (i)	CSA mine (silver stream)	US$75.0 million	Closing of the acquisition of the CSA mine by MAC.

Metals Acquisition Corp. (i)	CSA mine (copper stream)	Up to US$75.0 million	Closing of the acquisition of the CSA mine by MAC.

(i) Refer to Note 11 for details on the proposed transactions.

Disclosure of detailed information about significant commitments for streams and offtakes [Table Text Block]
	Attributable payable production to be purchased			Per ounce/carat cash payment (US$)			Term of agreement	Date of contract
Interest	Gold	Silver	Diamond	Gold	Silver	Diamond
Amulsar stream(1),(8),(9)	4.22%	62.5%		$400	$4		40 years	November 2015 Amended Jan. 2019
Amulsar offtake(2),(8),(9)	81.91%			Based on quotational period			Until delivery of 2,110,425 ounces Au	November 2015 Amended Jan. 2019
Back Forty stream(3),(9)	18.5%	85%		30% spot price (max $600)	$4		Life of mine	March 2015 (silver) Nov. 2017 (gold) Amended Dec. 2021
Gibraltar stream(4)		75%			nil		Life of mine	March 2018 Amended April 2020
Mantos Blancos stream(5)		100%			8% spot		Life of mine	September 2015 Amended Aug. 2019
Renard stream			9.6%			Lesser of 40% of sales price or $40	40 years	July 2014 Amended Oct. 2018
San Antonio stream	15%	15%		15% spot price	15% spot price		Life of mine	November 2020
Sasa stream(6)		100%			$6.21		40 years	November 2015
Tintic stream(7)	2.5%	2.5%		25% spot price	25% spot price		Life of mine	September 2022

(1) Stream capped at 89,034 ounces of gold and 434,093 ounces of silver delivered. Subject to multiple buy-down options: 50% for US$34.4 million and US$31.3 million on 2nd and 3rd anniversary of commercial production, respectively.

(2)  Offtake percentage will increase to 84.87% if the operator elects to reduce the gold stream as outlined above. The Amulsar offtake applies to the sales from the first 2,110,425 ounces of refined gold, of which 1,853,751 ounces are attributable to Osisko Bermuda (less any ounces delivered pursuant to the Amulsar stream).

(3) The gold stream will be reduced to 9.25% after the delivery of 105,000 gold ounces.

(4) Osisko will receive from Taseko an amount equal to 100% of Gibco's share of silver production, which represents 75% of Gibraltar mine's production, until reaching the delivery to Osisko of 5.9 million ounces of silver, and 35% of Gibco's share of silver production thereafter. As of September 30, 2022, a total of 1.0 million ounces of silver have been delivered under the stream agreement.

(5) The stream percentage shall be payable on 100% of silver until 19,300,000 ounces have been delivered, after which the stream percentage will be 40%. As of September 30, 2022, a total of 3.4 million ounces of silver have been delivered under the stream agreement.

(6)  3% or consumer price index (CPI) per ounce price escalation after 2016.

(7) 2.5% stream on all metals produced until 27,150 ounces of refined gold have been delivered, and thereafter 2.0% steam on all metals produced.

(8) In December 2019, Lydian International Limited, the owner of the Amulsar project, was granted protection under the Companies' Creditors Arrangement Act. In July 2020, Osisko became a shareholder of Lydian following a credit bid transaction (35.98% as at December 31, 2022).

(9) As of December 31, 2022, these assets were not in production.